Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Contributed Surplus [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Financial Assets At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Equity attributable to owners of parent [member]	Common shares [member] Retained earnings [member]	Common shares [member] Issued capital [member]	Common shares [member] Treasury shares [member]	Preferred shares and other equity instruments [member]	Preferred shares and other equity instruments [member] Retained earnings [member]	Preferred shares and other equity instruments [member] Issued capital [member]	Preferred shares and other equity instruments [member] Treasury shares [member]
Balance at beginning of period at Oct. 31, 2023		$ 155	$ 73,008		$ (5,472)	$ (38)	$ 12,677	$ (413)	$ (127)			$ 25,434	$ (64)			$ 10,853	$ (65)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		13										66
Shares issued as a result of dividend reinvestment plan												269
Purchase of shares for cancellation and other												(512)
Issue of shares and other equity instruments																0
Purchase of shares													(5,250)				(251)
Purchase of shares and other equity instruments																350	(251)
Sale of shares and other equity instruments																	308
Sale of shares													5,290
Net premium (discount) on sale of treasury instruments		18
Other		(2)
Net income attributable to equity instrument holders			5,388
Preferred dividends and distributions on other equity instruments											$ (3,602)				$ (264)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(2,430)
Share and other equity instrument issue expenses			0
Remeasurement gain/(loss) on employee benefit plans	$ (186)		(186)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			0
Other comprehensive income (loss)	219							210
Allowance for credit losses | IFRS 17 [member]			(10)	$ 10
Allowance for credit losses	(1)							(1)
Other comprehensive income (loss)									180
Reclassification of loss/(gain) to retained earnings									0
Other comprehensive income (loss)	0					0
Other comprehensive income (loss)	(491)						(491)
Other comprehensive income (loss)	682				682
Share of accumulated other comprehensive income (loss) from investment in Schwab	826			(3,051)
Balance at end of period at Apr. 30, 2024		184	71,904	4,166	(4,790)	(38)	12,186	(194)	53	$ 111,982		25,257	(24)	$ 10,503		10,503	(8)
Balance at beginning of period at Jan. 31, 2024		172	72,347		(3,504)	(77)	10,550	(163)	19			25,318	(58)			10,853	(27)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		8										24
Shares issued as a result of dividend reinvestment plan												132
Purchase of shares for cancellation and other												(217)
Issue of shares and other equity instruments																0
Purchase of shares													(2,154)				(153)
Purchase of shares and other equity instruments																350	(153)
Sale of shares and other equity instruments																	172
Sale of shares													2,188
Net premium (discount) on sale of treasury instruments		5
Other		(1)
Net income attributable to equity instrument holders			2,564
Preferred dividends and distributions on other equity instruments											(1,795)				(190)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(1,002)
Share and other equity instrument issue expenses			0
Remeasurement gain/(loss) on employee benefit plans	(22)		(22)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			2
Other comprehensive income (loss)	(31)							(31)
Allowance for credit losses | IFRS 17 [member]				0
Allowance for credit losses	0		0					0
Other comprehensive income (loss)									36
Reclassification of loss/(gain) to retained earnings									2
Other comprehensive income (loss)	39					39
Other comprehensive income (loss)	1,636						1,636
Other comprehensive income (loss)	(1,286)				(1,286)
Share of accumulated other comprehensive income (loss) from investment in Schwab	(56)			(3,051)
Balance at end of period at Apr. 30, 2024		184	71,904	4,166	(4,790)	(38)	12,186	(194)	53	111,982		25,257	(24)	10,503		10,503	(8)
Balance at beginning of period at Oct. 31, 2024	115,160	204	70,826		(2,924)	(22)	12,893	(208)	35			25,373	(17)			10,888	(18)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		3										69
Shares issued as a result of dividend reinvestment plan												130
Purchase of shares for cancellation and other												(436)
Issue of shares and other equity instruments																750
Purchase of shares													(6,384)				(1,387)
Purchase of shares and other equity instruments																500	(1,387)
Sale of shares and other equity instruments																	1,377
Sale of shares													6,375
Net premium (discount) on sale of treasury instruments		(11)
Other		3
Net income attributable to equity instrument holders			13,922
Preferred dividends and distributions on other equity instruments											(3,651)				(286)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(2,135)
Share and other equity instrument issue expenses			(2)
Remeasurement gain/(loss) on employee benefit plans	(11)		(11)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			(23)
Other comprehensive income (loss)	(144)							(145)
Allowance for credit losses | IFRS 17 [member]			0	0
Allowance for credit losses	1							1
Other comprehensive income (loss)									24
Reclassification of loss/(gain) to retained earnings									23
Other comprehensive income (loss)	21					21
Other comprehensive income (loss)	(512)						(512)
Other comprehensive income (loss)	1,846				1,846
Share of accumulated other comprehensive income (loss) from investment in Schwab	1,870			0
Balance at end of period at Apr. 30, 2025	126,091	199	78,640	11,032	(1,078)	(1)	12,381	(352)	82	126,091		25,136	(26)	11,138		11,138	(28)
Balance at beginning of period at Jan. 31, 2025		189	71,718		(2,719)	(29)	15,529	(99)	46			25,528	(38)			11,138	(51)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		3										44
Shares issued as a result of dividend reinvestment plan												0
Purchase of shares for cancellation and other												(436)
Issue of shares and other equity instruments																0
Purchase of shares													(2,880)				(267)
Purchase of shares and other equity instruments																0	(267)
Sale of shares and other equity instruments																	290
Sale of shares													2,892
Net premium (discount) on sale of treasury instruments		1
Other		6
Net income attributable to equity instrument holders			11,129
Preferred dividends and distributions on other equity instruments											$ (1,815)				$ (200)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(2,135)
Share and other equity instrument issue expenses			0
Remeasurement gain/(loss) on employee benefit plans	(29)		(29)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			(28)
Other comprehensive income (loss)	(253)							(255)
Allowance for credit losses | IFRS 17 [member]				0
Allowance for credit losses	2		0					(2)
Other comprehensive income (loss)									8
Reclassification of loss/(gain) to retained earnings									(28)
Other comprehensive income (loss)	28					28
Other comprehensive income (loss)	(3,148)						(3,148)
Other comprehensive income (loss)	1,641				1,641
Share of accumulated other comprehensive income (loss) from investment in Schwab	2,208			0
Balance at end of period at Apr. 30, 2025	$ 126,091	$ 199	$ 78,640	$ 11,032	$ (1,078)	$ (1)	$ 12,381	$ (352)	$ 82	$ 126,091		$ 25,136	$ (26)	$ 11,138		$ 11,138	$ (28)